CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Software licenses	$ 7,929	$ 5,043
Maintenance and services	7,446	5,644
Total revenues	15,375	10,687
Operating expenses:
Cost of revenues	1,472	1,046
Research and development	4,837	3,869
Selling and marketing	8,861	5,456
General and administrative	1,888	1,511
Total operating expenses	17,058	11,882
Operating loss	(1,683)	(1,195)
Financial expenses, net	(189)	(85)
Loss before taxes on income	(1,872)	(1,280)
Taxes on income (benefit)	42	(105)
Net loss	$ (1,914)	$ (1,175)
Basic and diluted net loss per share	$ (0.13)	$ (0.11)
Weighted average number of shares used in computing basic net loss per share	14,834	10,994